Taxation - Schedule of Current and Deferred Portion of Income Tax (Benefits) Expenses Included in the Consolidated Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Deferred income tax (benefits) expenses	¥ 32,125	$ 5,041	¥ 18,608	¥ (14,871)
Total income tax expenses	55,227	$ 8,666	176,784	96,078
CHINA
Income Tax Disclosure [Line Items]
Current income tax expenses	16,046		142,710	110,408
Deferred income tax (benefits) expenses	28,119		18,818	(14,871)
Total income tax expenses	44,165		161,528	95,537
Non PRC [Member]
Income Tax Disclosure [Line Items]
Current income tax expenses	7,056		15,466	541
Deferred income tax (benefits) expenses	4,006		(210)	0
Total income tax expenses	¥ 11,062		¥ 15,256	¥ 541